Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Financial Position Shows the Following Amounts Relating to Leases

The statement of financial position shows the following amounts relating to leases:

	Years Ended June 30,
	2025	2024	2023
Right-of-use assets
Right-of-use assets	151,326	154,729	207,087
Lease liabilities
Current	66,912	107,131	107,177
Non-current	88,545	51,914	103,207
	155,457	159,045	210,384

Schedule of Profit or Loss Shows the Following Amounts Relating to Leases

The statement of profit or loss shows the following amounts relating to leases:

	Years Ended June 30,
	2025	2024	2023
Depreciation of right-of-use assets	111,408	112,185	64,409
Interest expense	6,188	7,217	4,565
Expenses relating to short-term leases (included in general and administration expenses)	-	(9,674)	68,634
Expenses relating to variable lease payments not included in lease liabilities (included in general and administration expenses)	-	-	-